Net Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Numerator:
Loss available to common stockholders'	$ (2,699,153)	$ (1,722,529)	$ (5,353,425)	$ (4,637,313)
Denominator:
Weighted average number of common shares outstanding	35,373,077	28,566,605	31,299,979	27,295,540
Basic and diluted EPS	$ (0.08)	$ (0.06)	$ (0.17)	$ (0.17)
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	2,207,501	625,001	2,125,001	720,001
Warrants	3,381,100	11,586,631	4,115,000	11,586,631
Convertible debt	2,928,826	2,725,022	2,870,739	2,678,280
Warrants issuable upon conversion of debt (See "NOTE 2 - Debt" above)	2,928,826	2,725,022	2,870,739	2,678,280
Total shares not included in the computation of diluted losses per share	11,446,253	17,661,676	11,981,479	17,663,192